Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	02/25/2014
Collection Period	11/01/2013 - 01/31/2014

I. Deal Parameters

A	Student Loan Portfolio Characteristics			10/31/2013	01/31/2014
	Principal Balance			$558,669,005.81	$547,422,128.05
	Interest to be Capitalized Balance			5,799,905.03	5,329,092.50

	Pool Balance			$564,468,910.84	$552,751,220.55
	Capitalized Interest Account Balance			$32,000,000.00	$32,000,000.00
	Specified Reserve Account Balance			1,411,172.28	1,381,878.05

	Adjusted Pool (1)			$597,880,083.12	$586,133,098.60
	Weighted Average Coupon (WAC)			5.53%	5.54%
	Weighted Average Remaining Term			182.47	181.69
	Number of Loans			61,731	59,895
	Number of Borrowers			28,091	27,244
	Aggregate Outstanding Principal Balance - Tbill			$21,799,058.91	$20,997,483.20
	Aggregate Outstanding Principal Balance - LIBOR			$542,669,851.93	$531,753,737.35
	Pool Factor			0.705041073	0.690405275
	Since Issued Constant Prepayment Rate			5.01%	4.77%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/25/2013		02/25/2014
	A	78444WAA7	$532,529,385.99		$517,657,296.45

C	Account Balances		11/25/2013		02/25/2014
	Reserve Account Balance		$1,411,172.28		$1,381,878.05
	Capitalized Interest Account Balance		$32,000,000.00		$32,000,000.00

D	Asset / Liability		11/25/2013		02/25/2014
	Adjusted Pool Balance		$597,880,083.12		$586,133,098.60
	Total Notes		$532,529,385.99		$517,657,296.45
	Difference		$65,350,697.13		$68,475,802.15
	Parity Ratio		1.12272		1.13228

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2013 - 01/31/2014, Distribution Date 02/25/2014

II. Trust Activity 11/01/2013 through		01/31/2014

A	Student Loan Principal Receipts
	Borrower Principal	3,941,306.64
	Guarantor Principal	7,102,845.57
	Consolidation Activity Principal	4,458,710.74
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	13.09
	Rejected Claim Repurchased Principal	246,121.28
	Other Principal Deposits	17,255.00

	Total Principal Receipts	$15,766,252.32

B	Student Loan Interest Receipts
	Borrower Interest	2,355,172.69
	Guarantor Interest	308,423.58
	Consolidation Activity Interest	78,025.08
	Special Allowance Payments	37,577.82
	Interest Subsidy Payments	796,600.84
	Seller Interest Reimbursement	358.66
	Servicer Interest Reimbursement	10,496.94
	Rejected Claim Repurchased Interest	28,125.68
	Other Interest Deposits	70,689.01

	Total Interest Receipts	$3,685,470.30

C	Reserves in Excess of Requirement	$29,294.23

D	Investment Income	$1,719.96

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	0.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(181,688.00)
	Consolidation Loan Rebate Fees to Dept. of Education	$(978,439.87)
	Floor Income Rebate Fees to Dept. of Education	$(1,826,883.93)

M	AVAILABLE FUNDS	$16,495,725.01

N	Non-Cash Principal Activity During Collection Period	$(4,519,374.56)

O	Non-Reimbursable Losses During Collection Period	$151,172.77

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$291,501.96

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2013 - 01/31/2014, Distribution Date 02/25/2014

III. 2010-01	Portfolio Characteristics

	01/31/2014				10/31/2013
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	4.73%	926	$4,799,650.96	0.877%	4.66%	1,187	$6,083,365.50	1.089%
GRACE	5.50%	562	$3,906,403.63	0.714%	5.84%	715	$5,120,816.74	0.917%
DEFERMENT	5.38%	11,147	$85,634,541.50	15.643%	5.38%	11,715	$91,230,097.00	16.330%
REPAYMENT: CURRENT	5.29%	27,769	$262,120,313.03	47.883%	5.31%	28,662	$271,570,340.97	48.610%
31-60 DAYS DELINQUENT	5.89%	2,451	$21,156,901.19	3.865%	5.72%	2,609	$23,372,057.42	4.184%
61-90 DAYS DELINQUENT	5.89%	1,581	$12,212,769.26	2.231%	5.94%	1,511	$13,603,116.60	2.435%
91-120 DAYS DELINQUENT	5.89%	1,169	$9,077,010.69	1.658%	6.06%	1,911	$12,994,659.64	2.326%
> 120 DAYS DELINQUENT	5.89%	3,923	$28,228,850.84	5.157%	5.84%	4,377	$31,068,151.27	5.561%
FORBEARANCE	6.06%	9,499	$114,031,606.22	20.831%	6.04%	8,116	$97,979,263.09	17.538%
CLAIMS IN PROCESS	5.76%	841	$6,124,059.88	1.119%	5.71%	890	$5,422,212.41	0.971%
AGED CLAIMS REJECTED	4.35%	27	$130,020.85	0.024%	5.46%	38	$224,925.17	0.040%

TOTAL		59,895	$547,422,128.05	100.00%		61,731	$558,669,005.81	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2013 - 01/31/2014, Distribution Date 02/25/2014

IV. 2010-01 Portfolio Characteristics (cont’d)

	01/31/2014	10/31/2013
Pool Balance	$552,751,220.55	$564,468,910.84
Outstanding Borrower Accrued Interest	$9,361,192.17	$10,054,687.53
Borrower Accrued Interest to be Capitalized	$5,329,092.50	$5,799,905.03
Total # Loans	59,895	61,731
Total # Borrowers	27,244	28,091
Weighted Average Coupon	5.54%	5.53%
Weighted Average Remaining Term	181.69	182.47
Non-Reimbursable Losses	$151,172.77	$187,973.93
Cumulative Non-Reimbursable Losses	$3,393,844.55	$3,242,671.78
Since Issued Constant Prepayment Rate (CPR)	4.77%	5.01%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$274,246.96	$239,235.66
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$4,671,013.52	$4,141,108.45
Borrower Interest Accrued	$6,783,242.36	$6,925,952.30
Interest Subsidy Payments Accrued	$771,348.67	$795,577.56
Special Allowance Payments Accrued	$37,463.64	$39,197.57

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2013 - 01/31/2014, Distribution Date 02/25/2014

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.70%	23,020	$76,352,691.89	13.948%
- GSL - Unsubsidized	5.25%	17,178	90,315,525.35	16.498%
- PLUS (2) Loans	8.19%	850	10,657,874.08	1.947%
- SLS (3) Loans	3.36%	545	4,365,364.22	0.797%
- Consolidation Loans	5.74%	18,302	365,730,672.51	66.810%

Total	5.54%	59,895	$547,422,128.05	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.10%	34,177	$159,547,821.85	29.145%
- Two Year	5.45%	6,466	19,259,451.68	3.518%
- Technical	5.94%	945	2,870,139.20	0.524%
- Other	5.74%	18,307	365,744,715.32	66.812%

Total	5.54%	59,895	$547,422,128.05	100.000%

* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2013 - 01/31/2014, Distribution Date 02/25/2014

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$16,495,725.01

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$20,000.00	$16,475,725.01

B	Primary Servicing Fee	$89,488.75	$16,386,236.26

C	Class A Noteholders’ Interest Distribution Amount	$1,514,146.72	$14,872,089.54

D	Class A Noteholders’ Principal Distribution Amount	$-	$14,872,089.54

E	Reserve Account Reinstatement	$-	$14,872,089.54

F	Additional Principal Distribution Amount	$14,872,089.54	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2013 - 01/31/2014, Distribution Date 02/25/2014

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$532,529,385.99
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/25/2013
Accrual Period End	2/25/2014
Daycount Fraction	0.25555556
Interest Rate*	1.11260%
Accrued Interest Factor	0.002843311
Current Interest Due	$1,514,146.72
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$1,514,146.72
Interest Paid	$1,514,146.72
Interest Shortfall	$-
Principal Paid	$14,872,089.54
Ending Principal Balance	$517,657,296.45
Paydown Factor	0.017394257
Ending Balance Factor	0.605447130

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www1.salliemae.com/salliemae/investor/slmtrust/extracts/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2013 - 01/31/2014, Distribution Date 02/25/2014

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$532,529,385.99
	Adjusted Pool Balance	$586,133,098.60
	Overcollateralization Amount	$41,029,316.90
	Principal Distribution Amount	$-
	Principal Distribution Amount Paid	$14,872,089.54
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,411,172.28
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,411,172.28
	Required Reserve Acct Balance	$1,381,878.05
	Release to Collection Account	$29,294.23
	Ending Reserve Account Balance	$1,381,878.05
C	Capitalized Interest Account
	Beginning Period Balance	$32,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$32,000,000.00

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 11/01/2013 - 01/31/2014, Distribution Date 02/25/2014